Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Depreciation		€ 315.4	€ 308.2		€ 290.8
Amortization of Intangible Assets		103.7	105.5		63.5
Amortization of underwriting commissions related to bonds and credit facility		3.6	3.8		2.6
Disposal related to non-cash transfers to inventory		70.8	45.8		22.8
Reclass PPE to Other Assets		54.7
Lessor, Direct Financing Lease, Lessee Option to Purchase Underlying Asset		24.5
Business Combination, Consideration Transferred, Equity Interests Issued Agreed Upon Share Price	€ 536.6
Net proceeds from issuance of notes		0.0	0.0	[1]	2,230.6	[1],[2],[3]
Non-Cash Transfers From Inventory [Member]
Additions related to non-cash transfers		59.8	13.4		€ 21.6
Funding provided for tooling equity method investment [Member]
Additions related to non-cash transfers		€ 191.6	€ 36.5

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	7.In 2018, an amount of EUR 24.5 million of the purchase of property, plant and equipment relates to exercising the purchase option of our headquarters in Veldhoven in June 2018. This cash outflow is not reflected as addition in our movement schedule of property, plant and equipment as it was previously recognized as property, plant and equipment as Koppelenweg I B.V. was a VIE. See Note 13 Property, plant and equipment.
[3]	9.In 2016, net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2026.